Portfolio of Investments
Variable Portfolio – Managed Risk Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 52.2%
	Shares	Value ($)
International 15.9%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,607,191	16,168,346
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	2,341,760	17,563,199
Total		33,731,545
U.S. Large Cap 31.2%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	184,010	12,396,761
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	885,283	12,278,871
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	1,489,476	41,437,218
Total		66,112,850
U.S. Small Cap 5.1%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	212,666	5,469,773
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	184,467	5,417,792
Total		10,887,565
Total Equity Funds (Cost $116,250,668)		110,731,960

Exchange-Traded Equity Funds 1.5%

International Mid Large Cap 0.2%
iShares MSCI EAFE ETF	10,000	560,100
U.S. Mid Cap 1.3%
iShares Core S&P Mid-Cap ETF	12,500	2,740,750
Total Exchange-Traded Equity Funds (Cost $4,089,200)		3,300,850

Exchange-Traded Fixed Income Funds 4.6%

Investment Grade 4.6%
iShares Core U.S. Aggregate Bond ETF	5,750	553,955
iShares iBoxx $ Investment Grade Corporate Bond ETF	42,720	4,376,664
Vanguard Intermediate-Term Corporate Bond ETF	58,000	4,389,440
Vanguard Total Bond Market ETF	5,000	356,650
Total		9,676,709
Total Exchange-Traded Fixed Income Funds (Cost $10,813,194)		9,676,709

Fixed Income Funds 29.7%
	Shares	Value ($)
Investment Grade 29.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	3,561,927	29,100,944
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	3,658,425	33,877,019
Total		62,977,963
Total Fixed Income Funds (Cost $75,544,138)		62,977,963

Residential Mortgage-Backed Securities - Agency 5.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/18/2037	2.500%	1,908,000	1,726,591
10/18/2037- 10/13/2052	3.000%	8,001,000	7,049,562
10/13/2052	3.500%	2,500,000	2,249,804
Total Residential Mortgage-Backed Securities - Agency (Cost $11,479,857)			11,025,957

Options Purchased Puts 1.1%
Value ($)
(Cost $2,154,686)	2,394,545

Money Market Funds 9.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(a),(d)	20,722,742	20,712,381
Total Money Market Funds (Cost $20,711,306)		20,712,381
Total Investments in Securities (Cost: $241,043,049)		220,820,365
Other Assets & Liabilities, Net		(8,688,413)
Net Assets		212,131,952
Variable Portfolio – Managed Risk Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, September 30, 2022 (Unaudited)
At September 30, 2022, securities and/or cash totaling $2,116,515 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,000,000 EUR	6,135,480 USD	Barclays	10/14/2022	251,000	—
2,000,000 GBP	2,421,790 USD	Barclays	10/14/2022	188,190	—
300,000 GBP	327,196 USD	Barclays	10/14/2022	—	(7,844)
1,160,136 USD	1,500,000 CAD	Barclays	10/14/2022	—	(74,273)
481,595 USD	500,000 EUR	Barclays	10/14/2022	8,778	—
3,023,672 USD	3,000,000 EUR	Barclays	10/14/2022	—	(81,432)
2,690,723 USD	2,300,000 GBP	Barclays	10/14/2022	—	(122,083)
2,750,000 CHF	2,894,491 USD	Citi	10/14/2022	104,893	—
490,000,000 JPY	3,638,573 USD	Citi	10/14/2022	249,713	—
506,463 USD	500,000 CHF	Citi	10/14/2022	737	—
518,381 USD	500,000 CHF	Citi	10/14/2022	—	(11,181)
4,216,267 USD	590,000,000 JPY	Citi	10/14/2022	—	(135,802)
9,000,000 NOK	891,010 USD	Goldman Sachs International	10/14/2022	64,391	—
927,814 USD	9,000,000 NOK	Goldman Sachs International	10/14/2022	—	(101,196)
2,000,000 AUD	1,380,455 USD	UBS	10/14/2022	100,995	—
Total				968,697	(533,811)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	76	12/2022	USD	13,685,700	—	(196,920)
U.S. Long Bond	10	12/2022	USD	1,264,063	—	(105,409)
U.S. Treasury 10-Year Note	31	12/2022	USD	3,473,938	—	(163,258)
U.S. Treasury 2-Year Note	31	12/2022	USD	6,367,109	—	(102,110)
U.S. Treasury 5-Year Note	48	12/2022	USD	5,160,375	—	(182,711)
U.S. Ultra Treasury Bond	10	12/2022	USD	1,370,000	—	(126,223)
Total					—	(876,631)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(53)	12/2022	EUR	(1,756,950)	150,249	—
FTSE 100 Index	(1)	12/2022	GBP	(69,145)	1,425	—
MSCI Singapore Index	(2)	10/2022	SGD	(56,130)	252	—
OMXS30 Index	(21)	10/2022	SEK	(3,843,000)	24,960	—
Russell 2000 Index E-mini	(41)	12/2022	USD	(3,423,090)	348,157	—
SPI 200 Index	(2)	12/2022	AUD	(323,300)	10,387	—
TOPIX Index	(2)	12/2022	JPY	(36,720,000)	9,144	—
Total					544,574	—

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	23,306,530	65	3,100.00	12/15/2023	1,182,678	1,232,725
S&P 500 Index	JPMorgan	USD	7,888,364	22	3,200.00	06/21/2024	398,091	551,320
S&P 500 Index	JPMorgan	USD	10,756,860	30	2,900.00	12/20/2024	573,917	610,500
Total							2,154,686	2,394,545

2	Variable Portfolio – Managed Risk Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, September 30, 2022 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 39	Morgan Stanley	12/20/2027	1.000	Quarterly	1.077	USD	6,000,000	(25,472)	—	—	—	(25,472)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	21,607,090	68,940,990	(69,838,339)	2,640	20,712,381	—	(7,727)	118,018	20,722,742
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	16,957,287	269,261	(631,571)	(4,198,216)	12,396,761	—	236,515	—	184,010
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	33,016,381	3,713,455	(573,353)	(7,055,539)	29,100,944	20,860	(77,943)	1,010,434	3,561,927
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	22,833,024	2,361,204	(1,611,188)	(7,414,694)	16,168,346	1,488,940	(373,169)	161,507	1,607,191
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	16,706,580	322,213	(677,139)	(4,072,783)	12,278,871	—	24,984	—	885,283
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	11,356,709	141,901	(11,845,944)	347,334	—	57,918	(806,156)	25,143	—
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	35,302,819	11,352,949	(7,451,570)	(5,327,179)	33,877,019	280,838	(1,083,612)	642,396	3,658,425
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	55,671,187	1,076,798	(2,604,461)	(12,706,306)	41,437,218	—	140,788	—	1,489,476
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	25,208,512	5,449,063	(1,331,908)	(11,762,468)	17,563,199	3,723,912	(479,173)	443,225	2,341,760
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	6,751,432	1,254,337	(219,198)	(2,316,798)	5,469,773	—	(41,356)	—	212,666
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	6,935,989	262,638	(310,035)	(1,470,800)	5,417,792	—	(14,226)	—	184,467
Total	252,347,010			(55,974,809)	194,422,304	5,572,468	(2,481,075)	2,400,723

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2022.
Abbreviation Legend
TBA	To Be Announced
Variable Portfolio – Managed Risk Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, September 30, 2022 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Variable Portfolio – Managed Risk Fund | Third Quarter Report 2022

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3QT7043_12_A01_(11/22)